FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Electricity supply (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / T	Dec. 31, 2022 $ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 $ / shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation of premium | R$	R$ 986,862		R$ 356,493
Reduction in the expected LME price | R$	R$ 1,343,355
Projected LME price | $ / shares		$ 2,480.86		$ 2,815.36
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LME Price | $ / T	2,773.21
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LME Price | $ / T	1,450.00